Subsequent Events (Details) - USD ($)	Dec. 17, 2021	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Aggregate offering price	$ 10,400,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares)		1,060,000
Aggregate shares price per share (in Dollars per share)		$ 1.8
Gross proceeds		$ 1,908,000